Other Current Assets - Schedule of Change in Deferred Contract Costs (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Change in Deferred Contract Costs [Abstract]
Balance at the beginning of the period	$ 57,392	$ 68,427
Contract costs recognized during the period	(57,392)	(68,427)
Contract costs relating to new sales		57,392
Balance at the end of the period		$ 57,392